Derivative instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative financial assets	$ 176,084.0	$ 150,108.0
Derivative financial liabilities	192,181.0	154,906.0
Notional amounts related to derivative financial assets and liabilities	12,368,500.0	9,301,800.0
Other notional amounts	20,365,800.0	11,376,500.0
of which: Credit Suisse
Derivative [Line Items]
Derivative financial assets	47,400.0
Derivative financial liabilities	53,500.0
Notional amounts related to derivative financial assets and liabilities	2,194,100.0
Other notional amounts	6,337,400.0
Interest rate risk
Derivative [Line Items]
Derivative financial assets	55,600.0	39,800.0
Derivative financial liabilities	52,900.0	37,500.0
Notional amounts related to derivative financial assets and liabilities	3,524,100.0	2,080,300.0
Other notional amounts	20,073,900.0	11,255,400.0
Credit derivatives
Derivative [Line Items]
Derivative financial assets	4,000.0	1,000.0
Derivative financial liabilities	4,700.0	1,200.0
Notional amounts related to derivative financial assets and liabilities	274,900.0	73,900.0
Foreign exchange
Derivative [Line Items]
Derivative financial assets	78,700.0	85,500.0
Derivative financial liabilities	89,900.0	88,500.0
Notional amounts related to derivative financial assets and liabilities	6,913,300.0	6,079,800.0
Other notional amounts	180,400.0	40,100.0
Equity / index
Derivative [Line Items]
Derivative financial assets	35,500.0	22,200.0
Derivative financial liabilities	41,400.0	26,100.0
Notional amounts related to derivative financial assets and liabilities	1,396,800.0	885,800.0
Other notional amounts	95,000.0	63,400.0
Commodities
Derivative [Line Items]
Derivative financial assets	2,000.0	1,400.0
Derivative financial liabilities	1,600.0	1,400.0
Notional amounts related to derivative financial assets and liabilities	142,900.0	132,300.0
Other notional amounts	16,400.0	17,600.0
Other
Derivative [Line Items]
Derivative financial assets	400.0	200.0
Derivative financial liabilities	1,600.0	100.0
Notional amounts related to derivative financial assets and liabilities	116,500.0	49,800.0
of which: forwards | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
Derivative financial assets	100.0	200.0
Derivative financial liabilities	100.0	0.0
Notional amounts related to derivative financial assets and liabilities	122,400.0	72.3
Other notional amounts	2,532,200.0	792,700.0
of which: forwards | Over-the-counter (OTC) contracts | Foreign exchange
Derivative [Line Items]
Derivative financial assets	18,700.0	26,500.0
Derivative financial liabilities	24,100.0	28,600.0
Notional amounts related to derivative financial assets and liabilities	2,152,000.0	1,763,600.0
of which: forwards | Exchange-traded derivatives (ETD) | Commodities
Derivative [Line Items]
Derivative financial assets	0.0	0.0
Derivative financial liabilities	0.0	0.0
Notional amounts related to derivative financial assets and liabilities	31,500.0	47,700.0
of which: swaps | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
Derivative financial assets	37,700.0	25,200.0
Derivative financial liabilities	32,600.0	19.8
Notional amounts related to derivative financial assets and liabilities	1,331,600.0	607.1
Other notional amounts	16,601,300.0	9,728,600.0
of which: swaps | Over-the-counter (OTC) contracts | Foreign exchange
Derivative [Line Items]
Derivative financial assets	52,200.0	49,600.0
Derivative financial liabilities	58,100.0	50,400.0
Notional amounts related to derivative financial assets and liabilities	3,809,700.0	3,233,000.0
Other notional amounts	178,700.0	38,400.0
of which: swaps | Over-the-counter (OTC) contracts | Equity / index
Derivative [Line Items]
Derivative financial assets	6,600.0	5,300.0
Derivative financial liabilities	9,200.0	6,600.0
Notional amounts related to derivative financial assets and liabilities	273,300.0	217,500.0
of which: swaps | Over-the-counter (OTC) contracts | Commodities
Derivative [Line Items]
Derivative financial assets	900.0	500.0
Derivative financial liabilities	700.0	700.0
Notional amounts related to derivative financial assets and liabilities	50,000.0	38,600.0
of which: options | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
Derivative financial assets	17,700.0	14,200.0
Derivative financial liabilities	20,000.0	17.5
Notional amounts related to derivative financial assets and liabilities	2,066,700.0	1,392.5
of which: options | Over-the-counter (OTC) contracts | Foreign exchange
Derivative [Line Items]
Derivative financial assets	7,700.0	9,300.0
Derivative financial liabilities	7,600.0	9,200.0
Notional amounts related to derivative financial assets and liabilities	944,400.0	1,073,200.0
of which: options | Over-the-counter (OTC) contracts | Equity / index
Derivative [Line Items]
Derivative financial assets	4,900.0	2,800.0
Derivative financial liabilities	9,000.0	4,400.0
Notional amounts related to derivative financial assets and liabilities	245,200.0	140,600.0
of which: options | Over-the-counter (OTC) contracts | Commodities
Derivative [Line Items]
Derivative financial assets	600.0	400.0
Derivative financial liabilities	300.0	300.0
Notional amounts related to derivative financial assets and liabilities	42,300.0	29,100.0
of which: options | Exchange-traded derivatives (ETD) | Interest rate risk
Derivative [Line Items]
Derivative financial assets	0.0	0.0
Derivative financial liabilities	0.0	0.0
Notional amounts related to derivative financial assets and liabilities	3,400.0	8,300.0
Other notional amounts	96,100.0	127,700.0
of which: options | Exchange-traded derivatives (ETD) | Equity / index
Derivative [Line Items]
Derivative financial assets	15,400.0	9,000.0
Derivative financial liabilities	14,300.0	8,100.0
Notional amounts related to derivative financial assets and liabilities	876,600.0	526,700.0
Other notional amounts	8,500.0	11,200.0
of which: futures | Exchange-traded derivatives (ETD) | Interest rate risk
Derivative [Line Items]
Other notional amounts	843,700.0	606,300.0
of which: futures | Exchange-traded derivatives (ETD) | Equity / index
Derivative [Line Items]
Other notional amounts	86,600.0	52,200.0
of which: futures | Exchange-traded derivatives (ETD) | Commodities
Derivative [Line Items]
Other notional amounts	13,700.0	16,400.0
of which: client-cleared transactions | Exchange-traded derivatives (ETD) | Equity / index
Derivative [Line Items]
Derivative financial assets	8,300.0	5,100.0
Derivative financial liabilities	8,200.0	7,000.0
of which: client-cleared transactions | Exchange-traded derivatives (ETD) | Commodities
Derivative [Line Items]
Derivative financial assets	200.0	200.0
Derivative financial liabilities	300.0	300.0
of which: credit default swaps | Over-the-counter (OTC) contracts | Credit derivatives
Derivative [Line Items]
Derivative financial assets	3,800.0	900.0
Derivative financial liabilities	4,400.0	1,000.0
Notional amounts related to derivative financial assets and liabilities	269,600.0	71,000.0
of which: total return swaps | Over-the-counter (OTC) contracts | Credit derivatives
Derivative [Line Items]
Derivative financial assets	100.0	100.0
Derivative financial liabilities	300.0	200.0
Notional amounts related to derivative financial assets and liabilities	$ 3,700.0	$ 1,200.0